Consolidated Balance Sheets (Parenthetical) - shares	Dec. 31, 2024	Dec. 31, 2023
General partners' capital account, units issued	640,278	640,278
General partners' capital account, units outstanding	640,278	640,278
Common units
Limited partners' capital account, units issued	34,045,081	34,045,081
Limited partners' capital account, units outstanding	34,045,081	34,045,081
Class B unit
Limited partners' capital account, units issued	252,405	252,405
Limited partners' capital account, units outstanding	252,405	252,405